Document And Entity Information	Feb. 14, 2023
Document Information [Line Items]
Entity, Registrant Name	WINDTREE THERAPEUTICS, INC.
Document, Type	S-1
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	94-3171943
Entity, Address, Address Line One	2600 Kelly Road, Suite 100
Entity, Address, City or Town	Warrington
Entity, Address, State or Province	PA
Entity, Address, Postal Zip Code	18976
City Area Code	215
Local Phone Number	488-9300
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000946486